RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Summary of Related Party Relationships

Nature of related parties:	Relationship with the Company
BTG	Parent company of Poly Victory Investments Limited
Ctrip.com International, Ltd.	Principal shareholder of the Company, common directors
Jian Guo Inns	A subsidiary of BTG
Shanghai Xin Zhi Trading Co., Ltd.	Non controlling interests of subsidiary
Fujian Yun Tong Co., Ltd.	Non controlling interests of subsidiary
Shanghai Dinuo Co., Ltd.	Non controlling interests of subsidiary
Sun Yan	Non controlling interests of subsidiary
Xiamen Shuiwu Co., Ltd.	Non controlling interests of subsidiary

Related Party Transactions

	2010	2011	2012
Agency fees paid to Ctrip.com International, Ltd.	18,191	17,661	35,932
Rental fees paid to Jian Guo Inns	2,800	2,800	2,050

Due from Related Parties

	2011	2012
Shanghai Xin Zhi Trading Co., Ltd.	2,408	2,457
Fujian Yun Tong Co., Ltd.	1,596	1,766
Shanghai Dinuo Co., Ltd.	1,425	1,425
Sun Yan	950	950
Xiamen Shuiwu Co., Ltd.	—	220

	6,379	6,818

Due to Related Parties

	2011	2012
Ctrip.com International, Ltd.	2,557	3,798
Xiamen Shuiwu Co., Ltd.	240	—

	2,797	3,798